Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 639,655,327.28
Previously Paid Amount	45,619.93
Total Fee Amount	88,336.40
Total Offset Amount	33,816.68
Net Fee	$ 8,899.79
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A